                                 ING FUNDS TRUST
                          ING CLASSIC MONEY MARKET FUND
                              ING GNMA INCOME FUND
                            ING HIGH YIELD BOND FUND
                         ING HIGH YIELD OPPORTUNITY FUND
                           ING INTERMEDIATE BOND FUND
                        ING LEXINGTON MONEY MARKET TRUST
                              ING MONEY MARKET FUND
                        ING NATIONAL TAX-EXEMPT BOND FUND
                             ING STRATEGIC BOND FUND

                        Supplement Dated January 8, 2004
             To ING Funds Trust Statement of Additional Information
                              Dated August 1, 2003


(1) The "Investment Adviser" and "Sub-Advisory Agreements" sections beginning on page 23 of the Statement of Additional Information ("SAI") are revised as follows:

      a) Effective September 2, 2003, the first paragraph of the section entitled "Investment Adviser" on page 23 of the SAI is replaced in its entirety with the following:

                  The investment adviser for the ING Funds is ING Investments, LLC ("ING Investments" or "Investment Adviser"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured financial vehicles. ING Investments, subject to the authority of the Directors/Trustees of the Funds, has the overall responsibility for the management of each Fund's portfolio subject to delegation of certain responsibilities to Aeltus Investment Management, Inc. ("ING Aeltus") as Sub-Adviser to each Fund. ING Investments is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep N.V."). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

      b) Effective September 2, 2003, the following replaces the ninth paragraph of the section entitled "Investment Adviser" on page 24 of the SAI:

                  Prior to August 1, 2003, the ING GNMA Income, ING High Yield Opportunity, ING Money Market and ING Strategic Bond Funds were directly managed by ING Investments. Prior to September 2, 2003, the ING High Yield Bond, ING Intermediate Bond, and ING Classic Money Market Funds were managed by ING Investment Management, LLC (IIM) as its Sub-Advisor; and ING National Tax-Exempt Bond Fund was managed by Furman Selz Capital Management, LLC (FSCM) as its Sub-Advisor. ING has undertaken an internal reorganization that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. On August 1, 2003, ING Aeltus became the sub-adviser to the ING GNMA Income, ING High Yield Opportunity, ING Money Market and ING Strategic Bond Funds. On

                September 2, 2003, ING Aeltus became the sub-adviser to the ING High Yield Bond, ING Intermediate Bond, ING Classic Money Market, and ING National Tax-Exempt Bond Funds. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Funds. With respect to ING GNMA Income, ING High Yield Opportunity, ING Money Market and ING Strategic Bond Funds, as a result of this integration plan, the operational and supervisory functions of those Funds' Investment Management Agreements were separated from the portfolio management functions related to the Funds, with the former continuing to be provided by ING Investments and the latter provided by ING Aeltus. With respect to ING High Yield Bond, ING Intermediate Bond, ING Classic Money Market and ING National Tax-Exempt Bond Funds, as a result of the integration plan, the sub-advisory contractual obligations formerly performed by IIM and FSCM have been transferred to ING Aeltus. The portfolio management personnel for these Funds did not change as a result of this internal reorganization. The operational and supervisory functions of all of the Funds will continue to be provided by ING Investments, LLC.

      c) Effective September 2, 2003, the following replaces the third paragraph of the section entitled "Sub-Advisory Agreements" on page 27 of the SAI:

                Pursuant to a Sub-Advisory Agreement between the Investment Adviser and ING Aeltus, ING Aeltus serves as Sub-Adviser to each Fund. In this capacity, ING Aeltus, subject to the supervision and control of the ING Investments and the Trustees of the Funds, manages each Fund's portfolio investments consistently with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements are based on an annual fee as disclosed below and are paid monthly in arrears by ING Investments. ING Aeltus, a Connecticut corporation, is located at 10 State House Square, Hartford, Connecticut 06103-3602. ING Aeltus is a wholly owned subsidiary of ING Groep N.V.

      d) Effective September 2, 2003, the fourth and fifth paragraph of the section entitled "Sub-Advisory Agreements" on page 27-28 of the SAI are deleted in their entirety.

      e) Effective January 2, 2004, the following replaces the sixth paragraph of the section entitled "Sub-Advisory Agreements" on page 28 of the SAI:

            As compensation to each Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:

        FUND                                  ANNUAL SUB-ADVISORY FEE
        ----                                  -----------------------
        Classic Money Market                  0.1125% of the Fund's average daily net assets
        GNMA Income                           0.2700% of the first $150 million of the Fund's average daily net assets;

                                              0.2250% in excess of $150 million up to $400 million of the Fund's average daily net assets;

                                              0.2025% in excess of $400 million up to $800 million of the Fund's average daily net assets; and

                                              0.1800% of the Fund's average daily net assets in excess
                                              of $800 million

        FUND                                  ANNUAL SUB-ADVISORY FEE

        High Yield Bond                       0.2925% of the Fund's average daily net assets
        High Yield Opportunity                0.2700% of the Fund's average daily net assets
        Intermediate Bond                     0.2250% of the Fund's average daily net assets
        Lexington Money Market Trust          0.2250% of the first $500 million of the Fund's average daily net assets; and 0.2025% in excess of $500 million of the Fund's average daily net assets


        Money Market                          0.1575% of the Fund's average daily net assets


        National Tax-Exempt Bond              0.2250% of the Fund's average daily net assets

        Strategic Bond                        0.2025% of the first $500 million of the Fund's average daily net assets;

                                              0.1800% of the next $250 million of the Fund's average daily net assets; and

                                              0.1575% in excess of $750 million of the Fund's average
                                              daily net assets

      (2) Effective September 2, 2003, the following replaces the third paragraph of the section entitled "Rule 12b-1 Plans" on page 33 of the SAI.

                Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, 1.00% (0.75% for Strategic Bond
                Fund) for Class C, 0.40% for Class M and 0.50% for Class R. Rights to these payments generally begin to accrue in the 13th month following a purchase of Class A, B, or C shares, and in the 1st month following a purchase of Class M shares. The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class A, B, or C shares. In addition, a 0.25% fee may be paid on Class Q shares.


       This Supplement supercedes the Supplement dated September 2, 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE